Supplementary Financial Statements Information (Short Term Loan) (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Factoring Agreement [Member]	Dec. 31, 2011 Factoring Agreement [Member]
Short-term Debt [Line Items]
Factoring fee, percent of factored receivables				0.60%
Debt instrument, variable interest reference rate				prime
Debt instrument, spread over variable rate				2.15%
Short term loan		$ 174	$ 162	$ 173	$ 162